Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenue	$ 2,011	$ 1,915	$ 7,988	$ 5,461
Research & development	(8,250)	(12,441)	(27,776)	(45,957)
Manufacturing commercialization	(5,590)	(7,332)	(19,717)	(25,706)
Management and administration	(7,567)	(8,087)	(21,259)	(23,633)
Fair value remeasurement of contingent consideration	672	1,534	601	18,103
Fair value remeasurement of warrant liability	896		3,048
Other operating income and expenses	392	1,025	(13)	1,420
Finance costs	(3,911)	(3,227)	(12,951)	(7,193)
Loss before income tax	(21,347)	(26,613)	(70,079)	(77,505)
Income tax benefit/(expense)	45	98	187	754
Loss attributable to the owners of Mesoblast Limited	$ (21,302)	$ (26,515)	$ (69,892)	$ (76,751)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (0.0328)	$ (0.0439)	$ (0.1078)	$ (0.1299)
Diluted - losses per share	$ (0.0328)	$ (0.0439)	$ (0.1078)	$ (0.1299)